Related party transactions - Schedule of reporting periods, total compensation paid to directors and the executives of bladex (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Compensation costs to directors	$ 1,877	$ 2,033	$ 2,289
Compensation costs to executives	$ 4,083	$ 5,448	$ 3,244